Schedule of Operating Lease Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease liability, current	$ 670	$ 691	$ 498
Operating lease liability, non-current	324	804	$ 848
Total lease liability	$ 994	$ 1,495		$ 1,800